Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Schedule of right-of-use assets

December 31
2019
IFRS 16 adoption as at January 1, 2019	$1,883
Depreciation	(533)

$1,350

Schedule of lease liabilities

December 31
2019
IFRS 16 adoption as at January 1, 2019	$1,883
Cash flows: Principal payments	(599)
Non-cash changes: Accretion	162

Lease liability	1,446

Less : current portion	406

$1,040

Schedule of undiscounted lease payments	As at December 31, 2019, the Corporation’s undiscounted lease payments consisted of the following:

December 31
2019
2020	$540
2021	332
2022	335
2023	321
2024	289

$1,817